Share-based compensation reserve (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of detailed information about reserves within equity

Share based compensation reserve
€m
Balance as of January 1, 2020	22.6
Non-Executive Director restricted share awards charge	0.7
Directors and Senior Management share awards charge	8.3
Vesting of Non-Executive Director restricted shares	(0.7)
Vesting of LTIP Share awards	(7.9)
Reclassification of awards for settlement of tax liabilities	(14.7)
Balance as of December 31, 2020	8.3

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2020	370.1
Settlement of dividend through share issue	(124.6)
Balance as of December 31, 2020	245.5